Realized and net change in unrealized gains and (losses) on digital assets - Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets [Abstract]
Realized gain on digital assets	$ (25,674,785)	$ 5,022,014	$ (60,135,440)	$ 32,273,072
Unrealized loss on digital assets	(41,976,382)	65,882,023	(137,605,706)	(121,202,718)
Realized and net change in unrealized (loss) gain on digital assets	$ (67,651,167)	$ 70,904,037	$ (197,741,146)	$ (88,929,646)